Other liabilities - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Other liabilities [abstract]
Payments of lease liabilities, classified as financing activities	[1]	€ 273	€ 271

[1]	The amount s for the period ended 31 December 20 20 and 2019 ha ve been prepared in accordance with IFR S 16 . 2018 period amounts have not been restate d .